SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Jun. 30, 2019
Land
Property, plant and equipment
Change in market price change that impacts valuation (as a percent)	10.00%
Research instruments | Minimum
Property, plant and equipment
Useful lives (in years)	3 years
Research instruments | Maximum
Property, plant and equipment
Useful lives (in years)	10 years
Office equipment | Minimum
Property, plant and equipment
Useful lives (in years)	5 years
Office equipment | Maximum
Property, plant and equipment
Useful lives (in years)	10 years
Vehicles
Property, plant and equipment
Useful lives (in years)	5 years
Computer equipment and software
Property, plant and equipment
Useful lives (in years)	3 years
Fixture and fittings
Property, plant and equipment
Useful lives (in years)	10 years
Machinery and equipment | Minimum
Property, plant and equipment
Useful lives (in years)	5 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful lives (in years)	10 years
Buildings
Property, plant and equipment
Useful lives (in years)	50 years
Change in construction costs that impacts valuation (as a percent)	5.00%
Variation in wear and tear that impacts valuation (as a percent)	5.00%